Schedule of investments
Delaware Ivy VIP Pathfinder Moderate – Managed Volatility
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.06%
Fixed Income Funds — 34.93%
Delaware Ivy VIP Corporate Bond Class II	17,820,518	$ 77,519,255
Delaware Ivy VIP High Income Class I	1,158,356	3,220,229
Delaware Ivy VIP Limited-Term Bond Class II	14,397,861	65,942,203
		146,681,687
Global / International Equity Fund — 19.67%
Delaware Ivy VIP International Core Equity Class II	5,488,242	82,598,039
		82,598,039
US Equity Funds — 43.46%
Delaware Ivy VIP Core Equity Class II	4,166,682	47,333,504
Delaware Ivy VIP Growth Class II	5,403,804	47,337,326
Delaware Ivy VIP Mid Cap Growth Class I	2,227,190	19,866,539
Delaware Ivy VIP Small Cap Growth Class II	754,329	4,118,636
Delaware Ivy VIP Smid Cap Core Class II	1,758,224	17,951,467
Delaware Ivy VIP Value Class II	10,011,949	45,854,725
		182,462,197
Total Affiliated Mutual Funds (cost $516,679,663)		411,741,923

	Number of shares	Value (US $)

Short-Term Investments — 2.00%
Money Market Mutual Funds — 2.00%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	2,096,853	$ 2,096,853
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	2,096,852	2,096,852
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	2,096,852	2,096,852
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	2,096,852	2,096,852
Total Short-Term Investments (cost $8,387,409)		8,387,409

Total Value of Securities—100.06% (cost $525,067,072)		420,129,332
Liabilities Net of Receivables and Other Assets—(0.06%)★		(239,268)
Net Assets Applicable to 113,679,757 Shares Outstanding—100.00%		$419,890,064
★	Includes $224,000 cash collateral held at broker for futures contracts as of September 30,2023.
The following futures contracts were outstanding at September 30, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(20)	E-Mini S&P 500 Index	$(4,325,500)	$(4,520,395)	12/15/23	$194,895	$12,000
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio's net assets.
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
NQ- IV042 [0923] 1123 (3217063)    1